Pension And Other Postretirement Benefits (Schedule Of Changes In Plan Assets And Projected Benefit Obligations Recognized In Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Net actuarial (gain)/loss	[1]	$ 6.9	$ (22.7)
Amortization of prior service cost		1.1	1.1
Less: amortization of net actuarial (gain) loss		9.9	7.5
Other Postretirement Benefits
Net actuarial (gain)/loss	[1]	12.4	(5.7)
Amortization of prior service cost		0.3	(0.1)
Less: amortization of net actuarial (gain) loss		(0.3)	0.0
Other Comprehensive Income Or Regulatory Assets Or Liabilities | Pension Plan
Net actuarial (gain)/loss		25.6	28.9
Amortization of prior service cost		(1.1)	(1.1)
Less: amortization of net actuarial (gain) loss		(9.9)	(7.5)
Total Recognized in Other Comprehensive Income or Regulatory Asset or Liability		16.8	22.5
Amount Recognized in Net Periodic Benefits Cost and Other Comprehensive Income or Regulatory Asset or Liability		18.3	22.1
Other Comprehensive Income Or Regulatory Assets Or Liabilities | Other Postretirement Benefits
Net actuarial (gain)/loss		8.6	11.8
Amortization of prior service cost		(0.3)	0.1
Less: amortization of net actuarial (gain) loss		0.3	0.0
Total Recognized in Other Comprehensive Income or Regulatory Asset or Liability		9.2	11.7
Amount Recognized in Net Periodic Benefits Cost and Other Comprehensive Income or Regulatory Asset or Liability		$ (3.8)	$ 0.9

[1]	The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.